Interests in Joint Ventures - Schedule of Carrying Amount in the Consolidated Financial Statements (Details) - Singapore [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Schedule of Carrying Amount in the Consolidated Financial Statements [Line Items]
Total assets			$ 357,622
Total liabilities			(216,689)
Net assets			$ 140,933
Proportional of the Group’s ownership			51.00%
Group’s share of net assets of joint ventures			$ 71,876
Due from joint ventures			23,810
Interests in joint ventures			95,686
Revenue		5,934	24,129
Loss for the year		(1,094)	(5,114)
Other comprehensive income for the year		5,555	10,331
Total comprehensive income for the year		4,461	5,217
Additional information of the joint ventures
Cash and cash equivalents			3,516
Amounts due to shareholders			48,280
Bank borrowings (note)			163,438
Depreciation of property, plant and equipment		1,777	7,209
Finance costs		$ 1,836	$ 8,221

[1]	The amounts represent the profit or loss of the joint ventures from January 1, 2024 to March 31, 2024 before the recognition of Singapore hotel companies as subsidiaries on April 1, 2024.